                                     [LOGO]
                FUND FOR
                              GOVERNMENT INVESTORS

                              A MONEY MARKET FUND

                                 ANNUAL REPORT
                               December 31, 1996

--------------------------------------------------------------------------------

Dear Shareholder:

    Fund for Government Investors ended the year with net assets of $535 million on December 31, 1996. Net income averaged 4.41% of net assets for the year, down from 4.93% for the year ended December 31, 1995.

    As we mentioned in our six month report, the economy was a pleasant surprise. The moderation of economic activity during the second half of 1996 has been gratifying for the Federal Reserve. The economy has been a picture of stability for 1996.

    The outlook for 1997 is more of the same. We look for inflation to show a slight increase. The economy is moving to full employment with a more stable pace of growth during the current expansion. The one possible trouble spot in the U.S. economy is the labor market indicators. A tighter labor market has already begun to exert upward pressure on wages, so the future course of monetary policy will be based in this area.

    Going forward, Fund for Government Investors will continue its conservative investment philosophy, and as always, safety of assets will be our primary concern. Thank you for your continued support.

       [SIGNATURE]                        [SIGNATURE]
Daniel L. O'Connor                        Richard J. Garvey
Chairman of the Board                     President

   4922 Fairmont Avenue  Bethesda, Maryland 20814  800-621-7874  301-657-1517
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                         FUND FOR GOVERNMENT INVESTORS

                            STATEMENT OF NET ASSETS
                               December 31, 1996

             PAYABLE AT                        MATURITY                       YIELD AT DATE                      VALUE
              MATURITY                           DATE                        OF PURCHASE (%)                    (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
UNITED STATES TREASURY BILLS

            $  25,000,000  ..............   January  2, 1997  ..............        5.16      ..............  $ 24,996,521
               84,500,000  ..............   January  9, 1997  ..............        5.05      ..............    84,407,433
               50,000,000  ..............   January 16, 1997  ..............        5.14      ..............    49,896,042
               25,000,000  ..............   January 23, 1997  ..............        5.14      ..............    24,923,688
               50,000,000  ..............   January 30, 1997  ..............        4.70      ..............    49,814,722
               25,000,000  ..............  February  6, 1997  ..............        5.18      ..............    24,874,125
               75,000,000  ..............  February 13, 1997  ..............        5.16      ..............    74,550,889
               25,000,000  ..............  February 20, 1997  ..............        4.97      ..............    24,831,597
               25,000,000  ..............  February 27, 1997  ..............        5.16      ..............    24,801,688
               50,000,000  ..............     March  6, 1997  ..............        5.14      ..............    49,556,222
               50,000,000  ..............     March 13, 1997  ..............        4.99      ..............    49,522,229
               50,000,000  ..............     March 20, 1997  ..............        4.89      ..............    49,485,417
               25,000,000  ..............     April  3, 1997  ..............        5.20      ..............    24,680,868
           --------------                                                                                     ------------

            $ 559,500,000                  Total Investments -- 103.93% (Cost $556,341,441*)                   556,341,441
           --------------
           --------------

                                           Liabilities Less Other Assets -- (3.93)%                            (21,016,487)
                                                                                                              ------------

                                           Net Assets -- 100.00%                                              $535,324,954
                                                                                                              ------------
                                                                                                              ------------

                                           Net Asset Value Per Share
                                           (Based on 535,324,954 Shares Outstanding)                                 $1.00

              *Same cost is used for Federal income tax purposes.

                Weighted Average Maturity of Portfolio: 42 Days

                       See Notes to Financial Statements.

                         FUND FOR GOVERNMENT INVESTORS

                            STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 1996

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:

INVESTMENT INCOME (Note 1)....................................................................  $29,463,051

EXPENSES
  Investment Advisory Fee (Note 2)................................................  $2,823,002
  Administrative Fee (Note 2).....................................................   1,429,445    4,252,447
                                                                                    ----------  -----------

NET INVESTMENT INCOME.........................................................................  $25,210,604
                                                                                                -----------
                                                                                                -----------

                       See Notes to Financial Statements.

                         FUND FOR GOVERNMENT INVESTORS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                            For the Year Ended December 31,
                                                                            --------------------------------
                                                                                 1996             1995
                                                                            ---------------  ---------------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS AND DECLARED AS DIVIDENDS TO
SHAREHOLDERS (Note 1).....................................................  $    25,210,604  $    27,779,621
                                                                            ---------------  ---------------
                                                                            ---------------  ---------------

FROM SHARE TRANSACTIONS
(at constant net asset value of $1)

    Shares Purchased......................................................  $ 2,826,372,757  $ 2,611,795,994
    Dividends Reinvested..................................................       24,524,702       26,793,106
                                                                            ---------------  ---------------

    Total.................................................................    2,850,897,459    2,638,589,100
    Shares Redeemed.......................................................   (2,892,766,936)  (2,585,548,223)
                                                                            ---------------  ---------------

    Increase (Decrease) in Net Assets.....................................      (41,869,477)      53,040,877

NET ASSETS - Beginning of Year............................................      577,194,431      524,153,554
                                                                            ---------------  ---------------

NET ASSETS - End of Year..................................................  $   535,324,954  $   577,194,431
                                                                            ---------------  ---------------
                                                                            ---------------  ---------------

                       See Notes to Financial Statements.

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                         FUND FOR GOVERNMENT INVESTORS

                              FINANCIAL HIGHLIGHTS

                                                                        For the Year Ended December 31,
                                                             -----------------------------------------------------
                                                               1996       1995       1994       1993       1992
                                                             ---------  ---------  ---------  ---------  ---------

PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Year......................      $1.00      $1.00      $1.00      $1.00      $1.00
                                                             ---------  ---------  ---------  ---------  ---------
  Income from Investment Operations:
    Net Investment Income..................................      0.044      0.049      0.033      0.023      0.030
    Net Realized and Unrealized Gains
      on Securities........................................         --         --         --         --         --
                                                             ---------  ---------  ---------  ---------  ---------
      Total from Investment Operations.....................      0.044      0.049      0.033      0.023      0.030
                                                             ---------  ---------  ---------  ---------  ---------
  Distributions to Shareholders:
    From Net Investment Income.............................    (0.044)    (0.049)    (0.033)    (0.023)    (0.030)
    From Net Realized Capital Gains........................         --         --         --         --         --
                                                             ---------  ---------  ---------  ---------  ---------
      Total Distributions to Shareholders..................    (0.044)    (0.049)    (0.033)    (0.023)    (0.030)
                                                             ---------  ---------  ---------  ---------  ---------
  Net Increase in Net Asset Value..........................       0.00       0.00       0.00       0.00       0.00
                                                             ---------  ---------  ---------  ---------  ---------
  Net Asset Value - End of Year............................      $1.00      $1.00      $1.00      $1.00      $1.00
                                                             ---------  ---------  ---------  ---------  ---------
                                                             ---------  ---------  ---------  ---------  ---------

TOTAL INVESTMENT RETURN....................................      4.50%      5.04%      3.38%      2.37%      3.02%

RATIOS TO AVERAGE NET ASSETS:
  Expenses.................................................      0.74%      0.74%      0.75%      0.75%      0.71%
  Net Investment Income....................................      4.41%      4.93%      3.31%      2.32%      3.00%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..................................         --         --         --         --         --
  Number of Shares Outstanding at End of Year with a Net
    Asset Value of $1 (000's omitted)......................    535,325    577,194    524,154    600,766    751,925

                       See Notes to Financial Statements.

                         FUND FOR GOVERNMENT INVESTORS

                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1996

1. SIGNIFICANT ACCOUNTING POLICIES

Fund for Government Investors (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and invests only in U.S. Government Securities. The Fund is authorized to issue an unlimited number of shares. At a special meeting of the shareholders of the Fund held on May 24, 1996, shareholders approved an agreement to change the domicile and business form of the Fund from a Maryland corporation to a Delaware business trust effective May 31, 1996. The investment objectives and policies of the Fund remain the same. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund consistently follows:

       (a) Investments are valued at amortized cost, which approximates market value. Amortized cost is the purchase price of the security plus accumulated discount or minus amortized premium from the date of purchase.

       (b) Investment income is recorded as earned.

       (c) Net investment income is computed, and dividends are declared daily. Dividends are paid monthly and reinvested in additional shares unless shareholders request payment.

       (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

2. INVESTMENT ADVISER AND SHAREHOLDER SERVICING AGENT

Investment advisory and management services are provided by Money Management Associates under an agreement whereby the Fund pays a fee at an annual rate based on the Fund's average daily net assets as follows: 0.50% of the first $500 million; 0.45% of the next $250 million; 0.40% of the next $250 million; and 0.35% of the net assets that exceed $1 billion. Certain Officers and Trustees of the Fund are affiliated with Money Management Associates.

Rushmore Trust and Savings, FSB, a majority-owned subsidiary of Money Management Associates, provides custodial services, transfer agency, dividend disbursing and other shareholder services to the Fund. Rushmore Trust is paid an administrative fee of 0.25% of average daily net assets to cover the cost of these services as well as other expenses of the Fund except for interest and extraordinary legal expenses.

3. ACQUISITION

On May 31, 1996, the Fund acquired all the net assets of the Rushmore Money Market Portfolio ("Portfolio"), a series of The Rushmore Fund, Inc., pursuant to a plan of reorganization approved by the Portfolio's shareholders on May 24, 1996. The transferred Portfolio's net assets at that date were $21,852,849 (valued at $1 per share).

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees
of Fund for Government Investors:

We have audited the statement of net assets of Fund for Government Investors (the Fund) as of December 31, 1996, the related statements of operations for the year then ended and of changes in net assets for the years ended December 31, 1996 and 1995, and the financial highlights for each of the five years in the period ended December 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the net assets of Fund for Government Investors at December 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Princeton, New Jersey
January 24, 1997

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                                     [Logo]
                                    FUND FOR
                                   GOVERNMENT
                                   INVESTORS
                              -------------------

                                 Annual Report

                               December 31, 1996